Average Annual Total Returns - Thrivent Mid Cap Stock Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Years	Russell Midcap Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	21.69%	15.92%	13.03%	13.66%	12.35%	11.51%	17.10%	13.40%	12.41%